Right-of-Use Assets - Summary of Closing Balances of Right-of-Use Assets and Depreciation and Amortization Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₺ 8,859,214	₺ 11,628,706
Depreciation and amortization charge for the year	(5,124,738)	(6,005,390)
Ending balance	10,173,872	8,859,214
Tangible
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	8,249,453	9,597,387
Depreciation and amortization charge for the year	(4,848,095)	(5,645,357)
Ending balance	9,427,118	8,249,453
Site rent
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,581,357	6,703,258
Depreciation and amortization charge for the year	(2,370,122)	(3,078,463)
Ending balance	5,216,199	5,581,357
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,839,066	1,647,369
Depreciation and amortization charge for the year	(586,709)	(453,882)
Ending balance	1,890,705	1,839,066
Network infrastructure
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	296,117	327,389
Depreciation and amortization charge for the year	(1,270,748)	(1,454,769)
Ending balance	251,298	296,117
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	208,800	433,893
Depreciation and amortization charge for the year	(316,959)	(257,664)
Ending balance	1,580,773	208,800
Other tangible assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	324,113	485,478
Depreciation and amortization charge for the year	(303,557)	(400,579)
Ending balance	488,143	324,113
Intangible
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	609,761	2,031,319
Depreciation and amortization charge for the year	(276,643)	(360,033)
Ending balance	746,754	609,761
Rights of way
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	608,681	520,448
Depreciation and amortization charge for the year	(146,913)	(115,299)
Ending balance	718,028	608,681
License
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,080	1,510,871
Depreciation and amortization charge for the year	(129,730)	(244,734)
Ending balance	₺ 28,726	₺ 1,080